REVENUES - Principal Activities (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenue
Net sales	$ 3,244.2	$ 3,224.0	$ 3,169.1	$ 2,924.7	$ 3,143.8	$ 3,126.5	$ 3,086.5	$ 2,865.3	$ 12,562.0	$ 12,222.1	$ 11,531.1
Global Industrial
Disaggregation of revenue
Net sales									5,980.2	5,806.8	5,421.3
Global Institutional & Specialty
Disaggregation of revenue
Net sales									4,401.5	4,302.0	4,043.3
Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									972.8	939.5	852.7
Other
Disaggregation of revenue
Net sales									1,207.5	1,173.8	1,213.8
Product and sold equipment
Disaggregation of revenue
Net sales									10,129.0	9,903.6	9,351.2
Product and sold equipment | Global Industrial
Disaggregation of revenue
Net sales									5,174.1	4,992.8	4,679.9
Product and sold equipment | Global Institutional & Specialty
Disaggregation of revenue
Net sales									3,701.9	3,673.5	3,446.8
Product and sold equipment | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									890.6	877.2	802.8
Product and sold equipment | Other
Disaggregation of revenue
Net sales									362.4	360.1	421.7
Service and lease equipment
Disaggregation of revenue
Net sales									2,433.0	2,318.5	2,179.9
Service and lease equipment | Global Industrial
Disaggregation of revenue
Net sales									806.1	814.0	741.4
Service and lease equipment | Global Institutional & Specialty
Disaggregation of revenue
Net sales									699.6	628.5	596.5
Service and lease equipment | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									82.2	62.3	49.9
Service and lease equipment | Other
Disaggregation of revenue
Net sales									$ 845.1	$ 813.7	$ 792.1
Warewashing Products | Product concentration | Consolidated net sales
Disaggregation of revenue
Percentage of consolidated sales									13.00%	13.00%	14.00%
United States | Global Industrial
Disaggregation of revenue
Net sales									$ 2,668.1	$ 2,564.9	$ 2,371.5
United States | Global Institutional & Specialty
Disaggregation of revenue
Net sales									3,021.3	2,899.0	2,733.9
United States | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									410.3	395.7	383.6
United States | Other
Disaggregation of revenue
Net sales									710.8	676.4	753.5
Europe | Global Industrial
Disaggregation of revenue
Net sales									1,204.2	1,147.9	1,059.7
Europe | Global Institutional & Specialty
Disaggregation of revenue
Net sales									622.3	654.0	598.5
Europe | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									513.8	506.4	434.0
Europe | Other
Disaggregation of revenue
Net sales									268.4	272.1	255.1
Asia Pacific | Global Industrial
Disaggregation of revenue
Net sales									774.3	752.4	715.9
Asia Pacific | Global Institutional & Specialty
Disaggregation of revenue
Net sales									235.7	235.0	223.4
Asia Pacific | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									22.5	12.3	11.6
Asia Pacific | Other
Disaggregation of revenue
Net sales									74.5	77.5	68.5
Latin America | Global Industrial
Disaggregation of revenue
Net sales									525.8	512.1	488.6
Latin America | Global Institutional & Specialty
Disaggregation of revenue
Net sales									162.2	161.5	159.9
Latin America | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									4.5	4.1	3.7
Latin America | Other
Disaggregation of revenue
Net sales									50.2	49.4	47.5
Greater China | Global Industrial
Disaggregation of revenue
Net sales									325.4	340.9	327.0
Greater China | Global Institutional & Specialty
Disaggregation of revenue
Net sales									119.4	112.8	101.1
Greater China | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									2.0	1.4	1.3
Greater China | Other
Disaggregation of revenue
Net sales									66.5	59.4	52.5
Canada | Global Industrial
Disaggregation of revenue
Net sales									163.4	167.8	155.6
Canada | Global Institutional & Specialty
Disaggregation of revenue
Net sales									188.4	187.1	171.2
Canada | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									5.2	5.7	5.4
Canada | Other
Disaggregation of revenue
Net sales									19.1	21.0	19.6
Middle East and Africa ("MEA") | Global Industrial
Disaggregation of revenue
Net sales									319.0	320.8	303.0
Middle East and Africa ("MEA") | Global Institutional & Specialty
Disaggregation of revenue
Net sales									52.2	52.6	55.3
Middle East and Africa ("MEA") | Global Healthcare and Life Sciences
Disaggregation of revenue
Net sales									14.5	13.9	13.1
Middle East and Africa ("MEA") | Other
Disaggregation of revenue
Net sales									$ 18.0	$ 18.0	$ 17.1